Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2015
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities

17. Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2014	December 31, 2015
	US$	US$
Contract deposit	22,484,500	31,740,289
Accrued expense	19,893,141	22,170,906
Deed tax and maintenance fund withheld for customers	266,382	13,318,504
Bidding deposit	1,698,002	1,881,217
Welfare payable	1,697,794	1,590,932
Other tax payable	8,606,598	701,721
Accrued aircraft operating expense	752,574	8,445,279
Accrued interest expense	11,582,212	14,178,760
Others	7,106,887	12,098,761

Total	74,088,090	106,126,369